SCHEDULE OF ALLOWANCE FOR INVENTORY OBSOLESCENCE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
Balance at beginning of fiscal year	$ 85,058
Provision for estimated obsolescence	635,137	1,095,068
Write-offs and recoveries	(612,140)	(1,010,010)
Balance at end of fiscal year	$ 108,055	$ 85,058